Licenses (Details) - Licensing Agreements [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 5,150	$ 5,377
Finite-Lived Intangible Assets, Accumulated Amortization	5,150	5,025
Finite-Lived Intangible Assets, Net, Total	0	352
Inactivated Hepatitis A [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,261	3,405
Finite-Lived Intangible Assets, Accumulated Amortization	3,261	3,405
Finite-Lived Intangible Assets, Net, Total	0	0
Combined Inactivated Hepatitis A And B [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	470	490
Finite-Lived Intangible Assets, Accumulated Amortization	470	490
Finite-Lived Intangible Assets, Net, Total	0	0
H5 N1 Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,419	1,482
Finite-Lived Intangible Assets, Accumulated Amortization	1,419	1,130
Finite-Lived Intangible Assets, Net, Total	$ 0	$ 352